Leases - Summary of Maturities of lease liabilities (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
2023	¥ 134,727
2024	142,036
2025	104,186
2026	86,324
2027	82,767
2028 and thereafter	623,490
Total future undiscounted lease payments	1,173,530
Less: imputed interest	204,167
Total present value of lease liabilities	¥ 969,363